S000004353 [Member] Annual Fund Operating Expenses - iShares U.S. Digital Infrastructure and Real Estate ETF - iShares U.S. Digital Infrastructure and Real Estate ETF	Mar. 31, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.37%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.